Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,
	2017	2018
	NIS millions	NIS millions
Handsets	53	69
Accessories	9	14
Spare parts	8	11
	70	94